Revenue from contracts with customers - Summary of the Assets and Liabilities Related to Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets
Current contract assets	€ 1,226	€ 41
Loss allowance	0	0
Total contract assets	1,226	41
Liabilities
Current contract liabilities	21,192	7,278
Total contract liabilities	€ 21,192	€ 7,278